STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
STATEMENTS OF OPERATIONS [Abstract]
NET SALES	$ 2,500
COST AND EXPENSE
Research and development	2,849,620	2,068,050
General and administrative	1,546,064	1,632,387
TOTAL COST AND EXPENSE	4,395,684	3,700,437
LOSS FROM OPERATIONS	(4,393,184)	(3,700,437)
OTHER INCOME (EXPENSE)
Interest income	249	267
Commitment fee and interest expense	(16,862)	(212,156)
NET LOSS	$ (4,409,797)	$ (3,912,326)
Basic and Diluted Loss per Share	$ (0.08)	$ (0.08)
Basic and Diluted Weighted Average Number of Shares	55,637,906	51,672,177